Basis of presentation - Impact of IFRS 15 on Current Year Amounts - Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Net revenues	€ 110,412	€ 105,730	€ 105,798
Cost of revenues	95,011	89,710	90,927
Tax expense	778	2,588	1,237
Profit from discontinued operations, net of tax	302	219	101
Net profit	3,632	€ 3,510	€ 1,814
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Net revenues	(121)
Cost of revenues	(116)
Tax expense	(1)
Profit from discontinued operations, net of tax	(1)
Net profit	(5)
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Net revenues	110,533
Cost of revenues	95,127
Tax expense	779
Profit from discontinued operations, net of tax	303
Net profit	€ 3,637